Average Annual Total Returns{- Fidelity Freedom 2065 Fund} - 03.31 Fidelity Freedom Funds Retail Combo PRO-14 - Fidelity Freedom 2065 Fund	Fidelity Freedom 2065 Fund Return Before Taxes Past 1 year	Fidelity Freedom 2065 Fund Return Before Taxes Since Inception		Fidelity Freedom 2065 Fund After Taxes on Distributions Past 1 year	Fidelity Freedom 2065 Fund After Taxes on Distributions Since Inception		Fidelity Freedom 2065 Fund After Taxes on Distributions and Sales Past 1 year	Fidelity Freedom 2065 Fund After Taxes on Distributions and Sales Since Inception		SP001 Past 1 year	SP001 Since Inception		IXX3K Past 1 year	IXX3K Since Inception
Total	18.05%	18.31%	[1]	17.33%	17.53%	[1]	11.05%	13.94%	[1]	18.40%	19.75%	[1]	16.54%	17.02%	[1]

[1]	(a)From June 28, 2019